FINANCIAL INSTRUMENTS - Reconciliation of Carrying Amount of Financial Instruments Classified as Level 3 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of the carrying amount of financial instruments [abstract]
Foreign exchange	$ 38	$ (790)	$ 1,945
Valuation adjustment made to non-controlling interest put options	(2,470)	(3,339)	0
Level 3 | Non-controlling interest put options
Reconciliation of the carrying amount of financial instruments [abstract]
Balance at the beginning of the year	13,634	10,499
Foreign exchange	(346)	(204)
Valuation adjustment made to non-controlling interest put options	2,470	3,339
Balance at the end of the year	$ 15,758	$ 13,634	$ 10,499